Organization and Significant Accounting Policies - Company's Accounts Receivable, Net of Allowance (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Accounts Notes And Loans Receivable [Line Items]
Gross receivables	$ 2,078	$ 1,702	$ 3,481
Allowance	(142)	(109)	(1,381)
Accounts receivable, net of allowance	1,936	1,593	2,100
Real Estate Services
Accounts Notes And Loans Receivable [Line Items]
Gross receivables	1,118	777	3,481
Allowance	(32)	(32)	$ (1,381)
Healthcare Services
Accounts Notes And Loans Receivable [Line Items]
Gross receivables	960	925
Allowance	$ (110)	$ (77)